Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Schedule of computation of basic and diluted net loss per share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2019, 2020 and 2021:

	2019	2020	2021
Numerator :
Net loss attributable to TuanChe Limited’s shareholders	(250,640)	(163,034)	(101,945)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	294,922,074	304,439,440	306,792,324
Basic and diluted net loss per share attributable to TuanChe Limited’s shareholders	(0.85)	(0.54)	(0.33)